S000093945 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Intermediate Duration Institutional Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.21%	(0.22%)	2.28%
Intermediate Duration Institutional Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	5.32%	(1.66%)	0.86%
Intermediate Duration Institutional Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	4.24%	(0.77%)	1.16%

[1]	For periods prior to the Reorganization, the table shows returns for the Core Bond Predecessor Fund’s Intermediate Duration Institutional Class shares.
[2]	After-tax returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.